Schedule of Cash Flow Information Related to Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating cash flows from operating leases	$ 511,409	$ 970,466	$ 626,304